Filed under Rules 497(e) and 497(k)

Registration No. 33-52742

SunAmerica Series Trust

SA Franklin Small Company Value Portfolio

(the “Portfolio”)

Supplement dated January 24, 2020

to the Portfolio’s Summary Prospectus and Prospectus dated

May 1, 2019, as supplemented and amended to date

Effective immediately, in the section of the Summary Prospectus entitled “Investment Adviser” and in the section of the Prospectus entitled “Portfolio Summary: SA Franklin Small Company Value Portfolio – Investment Adviser,” in the table under the heading “Portfolio Managers” the following information is added:

Name and Title	Portfolio Manager of the Portfolio Since
Nicholas Karzon Assistant Portfolio Manager and Research Analyst	2019

In the section of the Prospectus entitled “Management,” under the heading “Information about the Subadvisers,” the second paragraph under “Franklin Mutual Advisers, LLC (FMA)” is deleted in its entirety and replaced with the following:

The SA Franklin Small Company Value Portfolio is managed by Steven B. Raineri, the lead portfolio manager, Christopher M. Meeker, CFA and Nicholas Karzon, CFA. Mr. Raineri joined Franklin Templeton in 2005 and is currently a Research Analyst and Portfolio Manager. He is a member of the Franklin Mutual Series Team, where he is the lead manager for the Franklin Small Cap Value Fund. Mr. Meeker joined Franklin Templeton in 2012 and is currently a Research Analyst and a Portfolio Manager. He is a member of the Franklin Mutual Series Team. Mr. Karzon joined Franklin Templeton in 2014 and is currently a Research Analyst and Assistant Portfolio Manager. He is a member of the Franklin Mutual Series Team.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-86703T-FSC1.2 (1/20)

Filed under Rule 497(e)

Registration No. 33-52742

SunAmerica Series Trust

SA Franklin Small Company Value Portfolio

(the “Portfolio”)

Supplement dated January 24, 2020

to the Portfolio’s Statement of Additional Information (“SAI”)

dated May 1, 2019, as supplemented and amended to date

Effective immediately, in the table under the section entitled “PORTFOLIO MANAGERS – Other Accounts,” in the section pertaining to Franklin Mutual Advisers, LLC (“Franklin”), the following information is added:

		Other Accounts (As of December 31, 2019)
		Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
Advisers/ Subadviser	Portfolio Managers	No. of Accounts	Assets (in millions)	No. of Accounts	Total Assets (in millions)	No. of Accounts	Total Assets (in millions)
Franklin	Karzon, Nicholas	5	$4,405.6	0	$0	0	$0

Capitalized terms used but not defined herein shall have the meanings assigned to them by the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SAST_SAI_SUP13 (1/20)